Retirement Plans Retirement Plans - Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation (Details) (Significant Unobservable Inputs (Level 3), USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Changes In The Fair Value Measurements That Used Significant Unobservable Inputs [Roll Forward]
Fair value of plan assets at beginning of year	$ 121	$ 111
Net unrealized gains	6	16
Net purchases, sales and issuances	3	0
Currency translation	1	(6)
Transfer to Mallinckrodt	(113)
Fair value of plan assets at end of year	18	121
Insurance contracts
Changes In The Fair Value Measurements That Used Significant Unobservable Inputs [Roll Forward]
Fair value of plan assets at beginning of year	117	110
Net unrealized gains	6	16
Net purchases, sales and issuances	3	(3)
Currency translation	2	(6)
Transfer to Mallinckrodt	(113)
Fair value of plan assets at end of year	15	117
Other
Changes In The Fair Value Measurements That Used Significant Unobservable Inputs [Roll Forward]
Fair value of plan assets at beginning of year	4	1
Net unrealized gains	0	0
Net purchases, sales and issuances	0	3
Currency translation	(1)	0
Transfer to Mallinckrodt	0
Fair value of plan assets at end of year	$ 3	$ 4